UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2012 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
Certificates of Deposit - 39.7%
Australia & New Zealand Banking Group Ltd.
4/12/13 (a)	0.469%	$55,000	$55,000,000
Bank of Montreal Chicago
7/03/12	0.150%	55,000	55,000,000
Bank of Nova Scotia Houston
9/07/12 (a)	0.318%	12,600	12,600,000
7/27/12 (a)	0.666%	4,950	4,951,072
10/05/12 (a)	0.669%	16,650	16,666,747
10/18/12 (a)	0.766%	4,500	4,505,834
7/16/12 (a)	1.367%	15,000	15,005,545
Bank of Tokyo Mitsubishi UFJ NY
1/03/13	0.540%	50,000	50,000,000
Canadian Imp Bank Comm NY
8/06/12 (a)	0.254%	38,250	38,250,000
10/15/12 (a)	0.542%	4,300	4,302,930
11/05/12 (a)	0.666%	750	750,425
Credit Suisse NY
9/24/12 (a)	0.718%	42,500	42,505,067
Dnb Nor Bank ASA NY
8/14/12 (a)	0.517%	42,500	42,500,000
National Australia Bank NY
5/06/13 (a)	0.536%	2,000	2,000,309
10/12/12 (a)	0.569%	43,800	43,800,000
Nordea Bank Finland NY
7/05/12 (a)	0.669%	10,000	10,000,266
Norinchukin Bank NY
7/10/12	0.430%	55,100	55,100,000
Rabobank Nederland NV NY
5/07/13 (a)	0.616%	55,000	55,000,000
Royal Bank of Canada NY
9/27/12 (a)	0.370%	26,100	26,100,000
7/09/12 (a)	0.479%	11,050	11,050,019
3/04/13 (a)	0.517%	15,000	15,000,000
Standard Chartered Bank NY
11/20/12	0.500%	50,000	50,000,000
Sumitomo Mitsui Banking Corp.
11/01/12	0.450%	50,000	50,000,000
Sumitomo Mitsui Trust NY
7/19/12	0.200%	35,000	34,999,174
Svenska Handelsbanken NY
7/23/12	0.250%	19,550	19,550,000
8/06/12	0.295%	10,000	10,000,242
7/23/12	0.630%	15,000	15,000,087
Toronto-Dominion Bank NY
2/04/13 (a)	0.466%	30,000	30,000,363
Westpac Banking Corp. NY
7/11/12 (a)	0.331%	10,277	10,276,538
7/17/12 (a)	0.343%	27,000	26,997,760

	Yield*	Principal Amount (000)	U.S. $ Value
1/17/13 (a)	0.646%	$15,000	$15,000,000

			821,912,378

Commercial Paper - 21.5%
Banque Et Caisse D’Epargne
9/25/12	0.431%	50,000	49,949,236
Coca-Cola Co. (The)
8/15/12	0.220%	25,000	24,993,278
Commonwealth Bank of Australia
5/31/13 (a)	0.537%	28,000	28,000,000
DBS Bank Ltd.
8/06/12	0.481%	35,000	34,983,667
HSBC Bank USA
10/01/12	0.341%	55,000	54,952,731
Oversea-Chinese Banking Corp.
11/05/12	0.411%	40,000	39,942,600
State Street Corp.
11/07/12	0.321%	24,550	24,522,067
Straight-A Funding LLC
Series 1
7/12/12	0.180%	20,000	19,999,000
7/19/12	0.180%	25,000	24,997,875
Toyota Motor Credit Corp.
7/23/12	0.381%	45,000	44,990,025
Unilever Capital Corp.
8/15/12	0.210%	8,000	7,997,947
UOB Funding LLC
11/06/12	0.331%	40,000	39,953,433
US Bank NA
7/05/12	0.200%	15,000	15,000,000
US Bank Natl Assoc
8/27/12	0.270%	35,000	34,985,300

			445,267,159

Repurchase Agreements - 13.2%
Bank of America 0.13%, dated 6/29/12 due 7/02/12 in the amount of $30,000,325 (collateralized by $28,703,300 U.S. Treasury Note, 2.125%, due 8/15/21, value $30,600,048)		30,000	30,000,000
Barclays Capital 0.15%, dated 6/29/12 due 7/02/12 in the amount of $25,000,313 (collateralized by $23,802,500 U.S. Treasury Note, 0.875%-2.750%, due 2/28/17 to 2/15/19, value $25,500,033)		25,000	25,000,000
HSBC Bank USA 0.15%, dated 6/29/12 due 7/02/12 in the amount of $40,000,500 (collateralized by $29,875,000 U.S. Treasury Bond, 4.375%, due 2/15/38, value $40,806,734)		40,000	40,000,000
Mizuho Securities USA 0.25%, dated 6/29/12 due 7/02/12 in the amount of $95,001,979 (collateralized by $96,934,000 Federal Agricultural Mortgage Corp., Zero coupon, due 9/24/12 to 12/21/12, value $96,900,931)		95,000	95,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
UBS Financial Services 0.20%, dated 6/29/12 due 7/02/12 in the amount of $83,601,393 (collateralized by $80,271,317 Federal National Mortgage Association and Federal Agricultural Mortgage Corp., 3.500%-4.500%, due 3/01/26 to 6/01/42, value $85,272,001)		$83,600	$83,600,000

			273,600,000

Short-Term Municipal Notes - 12.4%
Municipal Obligations - 12.4%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
10/01/47 (b)	0.120%	25,750	25,750,000
California Statewide CDA (John Muir Health)
Series 2008C
8/15/27 (b)	0.140%	10,000	10,000,000
Charlotte-Mecklenburg Hosp (Carolinas Hlth Care Sys)
1/15/26 (b)	0.130%	1,695	1,695,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (b)	0.180%	3,455	3,455,000
Series D
10/01/38 (b)	0.180%	1,500	1,500,000
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (b)	0.140%	10,900	10,900,000
Series 2001V-2
7/01/36 (b)	0.100%	1,800	1,800,000
Series 2005 Y-2
7/01/35 (b)	0.100%	8,100	8,100,000
Series 2005 Y-3
7/01/35 (b)	0.140%	2,400	2,400,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (b)	0.150%	3,500	3,500,000
East Baton Rouge Parish LA (Exxon Mobil Corp.)
11/01/19 (b)	0.140%	4,775	4,775,000
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
5/15/48 (b)	0.140%	10,870	10,870,000
Series 2008B
5/15/48 (b)	0.160%	2,400	2,400,000
Illinois Finance Auth (Elmhurst Mem Healthcare)
1/01/48 (b)	0.160%	16,545	16,545,000

	Yield*	Principal Amount (000)	U.S. $ Value
Jackson Cnty MS PCR (Chevron Corp.)
Series 1993
6/01/23 (b)	0.150%	$2,300	$2,300,000
Lancaster Cnty NE Hosp Auth #1 (BryanLGH Medical Center)
6/01/31 (b)	0.170%	2,665	2,665,000
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
8/01/15 (b)	0.140%	12,200	12,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst)
2/15/38 (b)	0.140%	12,950	12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
3/01/33 (b)	0.140%	10,330	10,330,000
11/01/38 (b)	0.140%	9,200	9,200,000
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (b)	0.160%	1,421	1,421,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
11/01/49 (b)	0.100%	10,425	10,425,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
11/01/35 (b)	0.140%	15,000	15,000,000
Series 2009 B
12/01/30 (b)	0.150%	1,000	1,000,000
Series 2009E
12/01/30 (b)	0.140%	11,200	11,200,000
Series 2010L
11/01/35 (b)	0.140%	20,000	20,000,000
New York St HFA MFHR (600 West 42nd Street Proj)
Series A
11/01/41 (b)	0.150%	8,000	8,000,000
Ohio Air Quality Dev Auth (Dayton Power & Light Co.)
11/01/40 (b)	0.200%	4,000	4,000,000
Shelby Cnty KY Lease Rev (Shelby Cnty KY Lease)
9/01/34 (b)	0.170%	3,205	3,205,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993A
12/01/33 (b)	0.130%	14,915	14,915,000
Series 1993C
12/01/33 (b)	0.130%	10,750	10,750,000
Washington St Hsg Fin Comm (Summer Ridge AptsProj)
12/01/29 (b)	0.220%	3,550	3,550,000

			256,801,000

	Yield*	Principal Amount (000)	U.S. $ Value
U.S. Government & Government Sponsored Agency Obligations - 8.8%
Federal Farm Credit Banks
7/20/12 (a)	0.204%	$5,000	$4,999,925
1/15/14 (a)	0.242%	1,000	1,000,162
12/16/13 (a)	0.263%	1,000	1,000,610
Federal Home Loan Bank
12/11/13 (a)	0.248%	40,000	40,000,000
1/03/14 (a)	0.271%	15,000	14,995,433
12/20/12 (a)	0.378%	12,000	12,011,525
Federal Home Loan Mortgage Corp.
11/04/13 (a)	0.209%	22,500	22,506,253
Federal National Mortgage Association
5/17/13 (a)	0.376%	10,000	10,016,090
U.S. Treasury Bill
10/11/12	0.132%	50,000	49,981,483
1/10/13	0.143%	25,000	24,980,933

			181,492,414

Corporates - Investment Grades - 4.2%
Australia & New Zealand Banking Group Ltd.
7/09/12 (a)(c)	0.669%	2,100	2,100,077
Commonwealth Bank of Australia
3/19/13 (a)(c)	1.018%	27,000	27,083,584
Procter & Gamble Co. (The)
11/14/12 (a)	0.507%	3,000	3,003,033
Royal Bank of Canada
12/12/12 (a)	0.618%	3,150	3,153,353
Toronto-Dominion Bank (The)
7/26/13 (a)	0.646%	26,000	26,054,934
Wells Fargo & Co.
10/23/12	5.250%	25,000	25,364,314

			86,759,295

Bankers Acceptance - 0.1%
US Bank NA
11/26/12	0.501%	2,000	1,995,917

Total Investments - 99.9% (cost $2,067,828,163) (d)			2,067,828,163
Other assets less liabilities - 0.1%			2,398,108

Net Assets - 100.0%			$2,070,226,271

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $29,183,661 or 1.4% of net assets.
(d)	As of June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

CDA	-	Community Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Certificates of Deposit	$	– 0	–	$821,912,378	$	– 0	–	$821,912,378
Commercial Paper		– 0	–	445,267,159		– 0	–	445,267,159
Repurchase Agreements		– 0	–	273,600,000		– 0	–	273,600,000
Short-Term Municipal Notes		– 0	–	256,801,000		– 0	–	256,801,000
U.S. Government & Government Sponsored Agency Obligations		– 0	–	181,492,414		– 0	–	181,492,414
Corporates - Investment Grades		– 0	–	86,759,295		– 0	–	86,759,295
Bankers Acceptance		– 0	–	1,995,917		– 0	–	1,995,917

Total	$	– 0	–	$2,067,828,163	$	– 0	–	$2,067,828,163

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 23, 2012